SCHEDULE OF ASSETS ACQUIRED AND LIABILITIES ASSUMED RECOGNIZED (Details) - Close Comms Limited [Member]	May 11, 2021 USD ($)
Restructuring Cost and Reserve [Line Items]
2,666,666 shares of mPhase Technologies, Inc. common stock to be issued valued at $0.3583 per share	$ 955,466
Fair value of total consideration transferred	955,466
Cash	70,000
Property and equipment	35,956
Intangible asset - purchased software	954,918
Accounts payable	(2,667)
Other current liabilities	(102,741)
Total acquired net assets	$ 955,466